Average Annual Total Returns{- Fidelity Investment Grade Bond Fund} - 08.31 Fidelity Investment Grade Bond Fund Retail PRO-05 - Fidelity Investment Grade Bond Fund	Fidelity Investment Grade Bond Fund Return Before Taxes Past 1 year	Fidelity Investment Grade Bond Fund Return Before Taxes Past 5 years	Fidelity Investment Grade Bond Fund Return Before Taxes Past 10 years	Fidelity Investment Grade Bond Fund After Taxes on Distributions Past 1 year	Fidelity Investment Grade Bond Fund After Taxes on Distributions Past 5 years	Fidelity Investment Grade Bond Fund After Taxes on Distributions Past 10 years	Fidelity Investment Grade Bond Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Investment Grade Bond Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Investment Grade Bond Fund After Taxes on Distributions and Sales Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years
Total	9.81%	3.34%	4.30%	8.56%	2.21%	3.18%	5.78%	2.04%	2.86%	8.72%	3.05%	3.75%